Audit Information	12 Months Ended
Dec. 31, 2024
Auditor Information [Line Items]
Auditor Firm ID	185
Auditor Name	KPMG LLP
Auditor Location	Miami, Florida
Old Auditor
Auditor Information [Line Items]
Auditor Firm ID	1367
Auditor Location	Luxembourg, Grand Duchy of Luxembourg